Digital Assets – Restricted - Movement in restricted digital assets (Details) - 12 months ended Dec. 31, 2025	HKD ($)	USD ($)
Crypto Asset, Activity [Line Items]
Digital assets - restricted, Balance at December 31, 2024	$ 0
Purchases of digital assets – restricted	125,556,941
Change in fair value of digital assets – restricted	14,726,059
Digital assets - restricted, Balance at December 31, 2025	140,283,000	$ 18,023,589
Bitcoin Cash
Crypto Asset, Activity [Line Items]
Digital assets - restricted, Balance at December 31, 2024	0
Purchases of digital assets – restricted	125,556,941
Change in fair value of digital assets – restricted	14,726,059
Digital assets - restricted, Balance at December 31, 2025	$ 140,283,000	$ 18,023,589